Leases - summary of right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
At January 1, 2020	€ 8,956	€ 9,844
Arising on business combinations	6,848	845
Foreign exchange adjustment on translation of foreign operations		69
Additions	1,336	208
Amortization	(2,841)	(2,010)
At December 31, 2020	14,541	8,956
Effects of movements in exchange rates	569
Disposals	(327)
At December 31, 2021	14,541	8,956	€ 13,142
Leasehold Property
Disclosure of quantitative information about right-of-use assets [line items]
At January 1, 2020	8,929	9,844
Arising on business combinations	6,848	845
Foreign exchange adjustment on translation of foreign operations		71
Additions	1,336	164
Amortization	(2,826)	(1,995)
At December 31, 2020	14,528	8,929
Effects of movements in exchange rates	568
Disposals	(327)
At December 31, 2021	14,528	8,929
Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
At January 1, 2020	27	0
Arising on business combinations	0	0
Foreign exchange adjustment on translation of foreign operations		(2)
Additions	0	44
Amortization	(15)	(15)
At December 31, 2020	13	27
Effects of movements in exchange rates	1
Disposals	0
At December 31, 2021	€ 13	€ 27